Consolidated Statements Of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 442	$ (51)	$ 226
Foreign currency translation adjustments:
Foreign currency translation adjustments, net of tax	3	7	(68)
Reclassification adjustment included in net income	0	0	4
Foreign currency translation adjustments, net of tax of $6, $(3) and $(3)	3	7	(64)
Pension and post-retirement benefits, net of tax:
Actuarial gains (losses), net of tax	100	(249)	71
Reclassification adjustment included in net income	25	24	39
Pension and post-retirement benefits, net of taxes of $(27), $45, and $(22)	125	(225)	110
Changes in fair value of derivatives:
Changes in fair value of derivatives, net of tax	1	0	0
Reclassification adjustment included in net income	(1)	(1)	1
Changes in fair value of derivatives, net of taxes of $0, $0 and $0	0	(1)	1
Other comprehensive income (loss), net of tax	128	(219)	47
Comprehensive income (loss)	570	(270)	273
Less: Comprehensive income attributable to noncontrolling interests	(7)	(10)	(25)
Comprehensive income (loss) attributable to KBR	$ 563	$ (280)	$ 248